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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number :  811-10301

Ashport Mutual Funds
(Exact name of registrant as specified in charter)

800 Brickell Avenue, Suite 103
Miami, Florida 33131
(Address of principal executive offices)

Jeffrey Cimbal
StateTrust Capital, LLC
800 Bricknell Avenue, Suite 103
Miami, Florida 33131
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-305-921-8100

Date of fiscal year end: November 30

Date of reporting period: June 30, 2005

Form N-PX is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b-1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Proxy Voting Record.

Ashport Large Cap Fund - Class A

Name of the Issuer of Portfolio Security	Ticker Symbol	CUSIP	Shareholder Meeting Date	Description of Matter(s) Voted On	Matter Proposed by Issuer or Shareholder	Did Registrant Vote (Yes/No)	RegistrantVote: (For, Against, Abstain, Withhold)	Registrant’s Vote: For or Against Management
Boston Scientific Corporation	BSX	101137107	5/10/2005	Elect Directors; Elect Auditors; Against require majority vote for election of Directors	Issuer	Yes	For	For
Home Depot Inc.	HD	437076102	5/26/2005
Elect Directors; Elect Auditors; For amendment to 6th Article of Incorporation; For omnibus stock incentive plan; Against employee diversification report to be disclosed; Against stockholder proposal regarding method of voting; Against stockholder proposal regarding nondeductible compensation; Against stockholder proposal regarding future severance agreements; Against stockholder proposal regarding performance based options; Against stockholder proposal regarding political nonpartisanship
					Issuer	Yes	For	For
Bristol-Meyer Squibb Company	BMY	110122108	5/3/2005
Elect Directors; Approve Auditors; Approve restated Certificate of Incorporation; Against political contributions; Against HIV/AIDS-TB-Malaria; Against Animal Testing; Against separation of Chairman and CEO positions; Against restatement situations; Against restricted stock; Against Director vote threshold
					Issuer	Yes	For	For
3M Company	MMM	88589Y101	5/10/2005	Elect Directors; Elect Auditors; Approval of management stock ownership program; Against animal testing; Against operations in China.	Issuer	Yes	For	For
Intel Corporation	INTC	458140100	5/18/2005	Elect Directors; Elect Auditors; For 2004 equity savings plan; for executive officer incentive plan	Issuer	Yes	For	For
Pfizer	PFE	717081103	4/28/2005
Elect Directors; Elect Auditors; Against term limits for Board members; Against a report on increasing access to products; Against importing of prescriptions; Against political contributions; Against products availability in Canada; Against separation from Chairman and CEO and access to pharmaceutical products
					Issuer	Yes	For	For
Adobe	ADBE	00724F101	4/28/2005
Elect Directors; Elect Auditors; For 2003 equity incentive plan; For amendment to the 1996 incentive plan to increase share reserve by 400,000 shares; Against shareholder proposal; Against shareholder proposal
					Issuer	Yes	For	For
Johnson & Johnson	JNJ	478160104	4/28/2005	Elect Directors; Elect Auditors; For 2005 long-term incentive plan	Issuer	Yes	For	For
Broadcom	BRCM	111320107	4/28/2005	Elect Directors; Elect Auditors; For 1998 stock incentive plan; Against shareholder proposal	Issuer	Yes	For	For
Bank of NY, Inc.	BK	064057102	4/12/2005	Elect Directors; Elect Auditors; Against shareholder proposal executive compensation; Against shareholder proposal cumulative voting	Issuer	Yes	For	For
Texas Instruments	TXN	882508104	4/21/2005	Elect Directors; Elect Auditors; For employee stock purchase plan; For reapprove material terms of performance goals under incentive plan	Issuer	Yes	For	For
Omnicom Group Inc.	OMC	681919106	5/24/2005	Elect Directors; Elect Auditors; For Senior management incentive plan	Issuer	Yes	For	For
Burlington Resources Inc.	BR	122014103	4/27/2005	Elect Directors; Elect Auditors	Issuer	Yes	For	For
Symantec Corporation	SYMC	871503108	6/24/2005	Elect Directors; For approval of the issuance and reservation of Symantec; For approval of amendments to Certificate of Incorporation; For adjournment of special meeting if necessary	Issuer	Yes	For	For
Deere & Company	DE	244199105	2/23/2005	Elect Directors; Reapproval of performance bonus plan; Approve Auditors	Issuer	Yes	For	For
Cisco Systems	CSCO	17275R104	11/18/2004	Elect Directors; Approve Auditors; Against Board compensation committee initiative review	Issuer	Yes	For	For

Ashport Small/Mid Cap Fund - Class A

Name of the Issuer of Portfolio Security	Ticker Symbol	CUSIP	Shareholder Meeting Date	Description of Matter(s) Voted On	Matter Proposed by Issuer or Shareholder	Did Registrant Vote (Yes/No)	Registrant’s Vote: (For, Against, Abstain, Withhold)	Registrant’s Vote: For or Against Management
Headwaters Incorp.	HW	42210P102	3/1/2005	Elect Directors; Elect Auditors; For amendment of restatement of Certificate of Incorporation; For short-term incentive bonus plan; For long-term incentive bonus plan	Issuer	Yes	For	For
Fossil Inc.	FOSL	349882100	5/25/2005	Elect Directors	Issuer	Yes	For	For
W Holding Company	WHI	929251106	5/27/2005
Elect Directors; Elect Auditors; For amendment to Articles of Incorporation to authorize additional 200,000,000 shares of common stock; For amendment to Articles of Incorporation to authorize additional 30,000,000 shares of preferred stock
					Issuer	Yes	For	For
MEMC Electric Materials Inc.	WFR	552715104	4/27/2005	Elect Directors; Elect Auditors	Issuer	Yes	For	For
Rofin-Sinar Technologies Inc.	RSTI	775043102	3/17/2005	Elect Directors; Elect Auditors	Issuer	Yes	For	For
Brown & Brown	BRO	115236101	4/21/2005	Elect Directors; For amended stock incentive plan	Issuer	Yes	For	For
Autodesk, Inc.	ADSK	052769106	6/23/2005	Elect Directors; Approval of Incentive plan; Approval of Amended Articles of Incorporation; Approval of executive incentive plan; Ratify Auditors	Issuer	Yes	For	For
Ebay Inc.	EBAY	278642103	6/23/2005	Elect Directors; Approve incentive plan; Approve Amendment to Articles of Incorporation; Ratify Auditors	Issuer	Yes	For	For
Tyson Foods Inc.	TSN	902494103	2/24/2005
Elect Directors; Approval of incentive plan; Approval of amendment to 2000 stock incentive plan; Approve Auditors; Reporting of political contributions; Examining the impact on environment for farm contracts
					Issuer	Yes	For	For
Insteel Industries Inc.	IIIN	45774W108	2/15/2005	Elect Directors; Approve 2005 equity incentive plan	Issuer	Yes	For	For

Ashport Global Fixed Income Fund:

The Ashport Global Fixed Income Fund did not vote any proxies during the twelve month period ended June 30, 2005.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASHPORT MUTUAL FUNDS

By:	/s/ David Vurgait
David Vurgait, President

Date: April 25, 2006